Fidelity® Money Market
Central Fund

Semiannual Report

March 31, 2002

CFM-SANN-0502
1.756671.101

Investments March 31, 2002 (Unaudited)

Showing Percentage of Net Assets

Certificates of Deposit - 55.4%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Domestic Certificates Of Deposit - 0.7%
Chase Manhattan Bank USA NA
6/7/02	1.84%	$ 5,000,000	$ 5,000,000
London Branch, Eurodollar, Foreign Banks - 26.1%
Abbey National Treasury Services PLC
5/3/02	3.60	10,000,000	10,000,000
ABN-AMRO Bank NV
4/23/02	2.21	15,000,000	15,000,000
6/27/02	1.92	5,000,000	5,000,000
Barclays Bank PLC
4/4/02	1.82	10,000,000	10,000,000
7/24/02	1.84	5,000,000	5,000,000
9/16/02	1.97	5,000,000	4,999,536
10/17/02	1.83	5,000,000	5,000,000
Bayerische Hypo-und Vereinsbank AG
6/7/02	1.87	5,000,000	5,000,000
6/24/02	1.85	5,000,000	5,000,000
Credit Agricole Indosuez
5/20/02	2.02	5,000,000	5,000,000
Credit Suisse First Boston Bank
6/21/02	1.94	10,000,000	10,000,000
6/25/02	1.95	5,000,000	5,000,000
Dresdner Bank AG
6/17/02	1.84	5,000,000	5,000,000
Halifax PLC
5/14/02	1.86	5,000,000	5,000,000
6/27/02	1.85	5,000,000	5,000,000
9/16/02	2.13	5,000,000	5,000,000
9/30/02	2.28	10,000,000	10,000,000
ING Bank NV
4/3/02	2.48	5,000,000	5,000,000
6/12/02	1.91	5,000,000	5,000,000
6/17/02	1.85	5,000,000	5,000,000
6/17/02	1.91	5,000,000	5,000,000
6/19/02	1.86	5,000,000	5,000,000
6/21/02	1.85	5,000,000	5,000,000
Landesbank Baden-Wuerttemberg
5/7/02	2.08	10,000,000	10,000,099
Landesbank Hessen-Thuringen
7/22/02	1.76	5,000,000	5,000,000
Certificates of Deposit - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
London Branch, Eurodollar, Foreign Banks - continued
National Australia Bank Ltd.
5/21/02	1.87%	$ 10,000,000	$ 10,000,000
Royal Bank of Scotland PLC
5/15/02	1.86	10,000,000	10,000,000
Svenska Handelsbanken AB
8/5/02	1.95	5,000,000	5,000,000
UBS AG
5/3/02	3.60	10,000,000	10,000,000
Westdeutsche Landesbank Girozentrale
5/29/02	2.18	5,000,000	5,000,000
			199,999,635
New York Branch, Yankee Dollar, Foreign Banks - 28.6%
Abbey National Treasury Services PLC
5/3/02	1.79 (a)(b)	5,000,000	4,996,991
5/10/02	1.77 (a)(b)	5,000,000	4,997,000
9/16/02	2.00	5,000,000	5,000,000
Barclays Bank PLC
5/20/02	1.88	5,000,000	4,999,928
Bayerische Hypo-und Vereinsbank AG
6/7/02	1.96	5,000,000	5,000,000
BNP Paribas SA
4/24/02	2.22	5,000,000	5,000,000
6/28/02	2.12	11,000,000	11,053,539
Canadian Imperial Bank of Commerce
7/18/02	1.70	10,000,000	10,000,000
Commerzbank AG
4/1/02	1.85	5,000,000	5,000,000
6/24/02	1.97	5,000,000	5,000,000
Credit Agricole Indosuez
5/6/02	3.61	10,000,000	10,000,000
5/8/02	1.95	5,000,000	5,000,000
5/21/02	2.10	5,000,000	5,000,000
Deutsche Bank AG
4/1/02	1.79 (b)	15,000,000	14,996,240
4/6/02	1.78 (b)	18,000,000	17,993,860
4/22/02	1.80 (b)	5,000,000	4,997,049
Dexia Bank SA
5/7/02	1.84	10,000,000	10,000,000
Landesbank Baden-Wuerttemberg
5/14/02	1.92	5,000,000	4,999,999
Certificates of Deposit - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
New York Branch, Yankee Dollar, Foreign Banks - continued
National Westminster Bank PLC
7/5/02	4.10%	$ 10,000,000	$ 9,999,747
Royal Bank of Canada
4/6/02	1.80 (b)	5,000,000	4,998,806
4/19/02	1.81 (b)	5,000,000	4,998,564
4/25/02	1.80 (b)	5,000,000	4,997,040
7/31/02	1.70	5,000,000	5,002,327
11/20/02	2.55	10,000,000	9,989,590
Royal Bank of Scotland PLC
10/28/02	2.07	5,000,000	5,000,000
Societe Generale
4/18/02	1.63	5,000,000	5,000,000
4/21/02	1.82 (b)	5,000,000	4,998,060
Toronto-Dominion Bank
6/28/02	1.96	9,500,000	9,542,124
UBS AG
5/20/02	2.01	5,000,000	5,000,000
6/10/02	1.96	5,000,000	5,000,000
Westdeutsche Landesbank Girozentrale
5/28/02	2.12	5,000,000	5,000,000
6/19/02	1.86	5,000,000	5,000,000
			218,560,864
TOTAL CERTIFICATES OF DEPOSIT			423,560,499
Commercial Paper - 24.7%

Aspen Funding Corp.
8/5/02	1.95	5,000,000	4,966,225
Centric Capital Corp.
5/22/02	1.88	9,100,000	9,075,893
Citibank Credit Card Master Trust I (Dakota Certificate Program)
4/5/02	1.85	5,000,000	4,998,972
Commonwealth Bank of Australia
6/13/02	1.92	10,000,000	9,961,269
CXC, Inc.
4/2/02	1.80	10,000,000	9,999,500
Edison Asset Securitization LLC
4/22/02	1.82	5,000,000	4,994,721
4/24/02	1.80	10,000,000	9,988,564
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Edison Asset Securitization LLC - continued
5/2/02	1.85%	$ 5,000,000	$ 4,992,078
5/20/02	1.83	5,000,000	4,987,614
6/20/02	1.91	8,000,000	7,966,222
6/21/02	1.93	5,000,000	4,978,400
Enterprise Funding Corp.
5/15/02	1.88	5,000,000	4,988,572
General Electric Capital Corp.
5/7/02	2.07	5,000,000	4,989,750
5/22/02	1.86	10,000,000	9,973,792
9/11/02	1.99	10,000,000	9,910,803
9/12/02	2.02	5,000,000	4,954,444
Kitty Hawk Funding Corp.
6/17/02	1.92	11,798,000	11,749,802
8/15/02	1.97	5,000,000	4,963,167
New Center Asset Trust
4/8/02	1.83	10,000,000	9,996,461
Preferred Receivables Funding Corp.
6/11/02	1.91	6,155,000	6,131,936
Quincy Capital Corp.
4/11/02	1.81	5,000,000	4,997,486
Sheffield Receivables Corp.
4/1/02	1.82	15,000,000	15,000,000
5/6/02	1.83	10,000,000	9,982,306
Three Rivers Funding Corp.
4/24/02	1.85	14,524,000	14,506,833
TOTAL COMMERCIAL PAPER			189,054,810
Federal Agencies - 4.4%

Fannie Mae - 4.4%
Agency Coupons - 1.8%
4/1/02	1.71 (b)	5,000,000	4,998,115
4/10/02	1.66 (b)	8,950,000	8,945,091
			13,943,206
Federal Agencies - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Fannie Mae - continued
Discount Notes - 2.6%
4/11/02	2.19%	$ 5,000,000	$ 4,996,986
5/16/02	1.91	5,000,000	4,988,188
5/23/02	2.02	10,000,000	9,971,111
			19,956,285
TOTAL FEDERAL AGENCIES			33,899,491
U.S. Treasury Obligations - 3.9%

U.S. Treasury Bills - 3.9%
5/23/02	1.94	10,000,000	9,972,267
5/23/02	1.98	5,000,000	4,985,851
8/29/02	1.85	5,000,000	4,961,875
8/29/02	1.86	5,000,000	4,961,563
8/29/02	1.87	5,000,000	4,961,458
TOTAL U.S. TREASURY OBLIGATIONS			29,843,014
Bank Notes - 0.7%

U.S. Bank NA, Minnesota
5/23/02	2.22	5,000,000	5,000,000
Master Notes - 2.0%

General Motors Acceptance Corp. Mortgage Credit
4/2/02	2.32	5,000,000	4,999,678
Goldman Sachs Group, Inc.
4/1/02	1.91 (c)	5,000,000	5,000,000
5/28/02	1.97 (c)	5,000,000	5,000,000
TOTAL MASTER NOTES			14,999,678
Medium-Term Notes - 6.6%

American Express Credit Corp.
5/1/02	1.91 (b)	10,850,000	10,850,405
Asset Securitization Cooperative Corp.
4/26/02	1.87 (b)	5,000,000	5,000,000
Medium-Term Notes - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
AT&T Corp.
5/6/02	3.03% (b)	$ 5,000,000	$ 5,000,000
GE Life & Annuity Assurance Co.
5/1/02	1.99 (b)(c)	15,000,000	15,000,000
General Electric Capital Corp.
4/19/02	1.85 (b)	5,000,000	5,000,000
Harwood Street Funding I LLC
4/22/02	2.03 (b)	5,000,000	5,000,000
Variable Funding Capital Corp.
4/9/02	1.84 (b)	5,000,000	4,999,989
TOTAL MEDIUM-TERM NOTES			50,850,394
Short-Term Notes - 1.3%

New York Life Insurance Co.
4/1/02	2.04 (b)(c)	5,000,000	5,000,000
SMM Trust 2001 M
6/13/02	2.00 (b)(c)	5,000,000	5,000,000
TOTAL SHORT-TERM NOTES			10,000,000
Repurchase Agreements - 6.0%
	Maturity Amount	Value (Note 1)
In a joint trading account (U.S. Government Obligations) dated 3/28/02 due 4/1/02 At 1.93%	$ 847,181	$ 847,000
With:
Goldman Sachs & Co. At 1.92%, dated 3/28/02 due 4/1/02 (Corporate Obligations) (principal amount $25,368,448) 5.63% - 7.13%, 5/17/04 - 5/15/11	25,005,333	25,000,000
J.P. Morgan Securities At 1.95%, dated 3/28/02 due 4/1/02 (Commercial Paper Obligations) (principal amount $20,422,134) 1.99% - 2.32%, 4/10/02 - 4/23/02	20,004,333	20,000,000
TOTAL REPURCHASE AGREEMENTS		45,847,000
TOTAL INVESTMENT PORTFOLIO - 105.0%		803,054,886
NET OTHER ASSETS - (5.0)%		(38,103,302)
NET ASSETS - 100%		$ 764,951,584
Total Cost for Income Tax Purposes $ 803,054,886
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost
GE Life & Annuity Assurance Co. 1.99%, 5/1/02	3/28/02	$ 15,000,000
Goldman Sachs Group, Inc.: 1.91%, 4/1/02	12/11/01	$ 5,000,000
1.97%, 5/28/02	3/27/02	$ 5,000,000
New York Life Insurance Co. 2.04%, 4/1/02	2/28/02	$ 5,000,000
SMM Trust 2001 M 2.00%, 6/13/02	12/11/01	$ 5,000,000
Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $35,000,000 or 4.6% of net assets.

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which the loan was outstanding amounted to $15,215,000. The weighted average interest rate was 1.90%. Interest earned from the interfund lending program amounted to $804 and is included in interest income on the Statement of Operations. At period end there were no interfund loans outstanding.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2002 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $45,847,000) - See accompanying schedule		$ 803,054,886
Cash		708
Interest receivable		3,133,471
Total assets		806,189,065
Liabilities
Payable for investments purchased Regular delivery	$ 30,000,000
Delayed delivery	9,993,991
Distributions payable	1,225,464
Other payables and accrued expenses	18,026
Total liabilities		41,237,481
Net Assets		$ 764,951,584
Net Assets consist of:
Paid in capital		$ 764,960,834
Accumulated net realized gain (loss) on investments		(9,250)
Net Assets, for 764,934,980 shares outstanding		$ 764,951,584
Net Asset Value, offering price and redemption price per share ($764,951,584 ÷ 764,934,980 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended March 31, 2002 (Unaudited)
Investment Income
Interest		$ 9,931,018
Expenses
Non-interested trustees' compensation	$ 1,343
Custodian fees and expenses	13,732
Audit	9,157
Legal	3,726
Insurance	8,051
Miscellaneous	3,770
Total expenses		39,779
Net investment income		9,891,239

Net Realized Gain (Loss) on Investment securities		(9,250)
Net increase in net assets resulting from operations		$ 9,881,989

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended March 31, 2002 (Unaudited)	Year ended September 30, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 9,891,239	$ 46,002,845
Net realized gain (loss)	(9,250)	25,857
Net increase (decrease) in net assets resulting from operations	9,881,989	46,028,702
Distributions to shareholders from net investment income	(9,891,239)	(46,002,845)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	-	60,203,355
Reinvestment of distributions	823,460	1,428,307
Cost of shares redeemed	(88,297,743)	(85,300,000)
Net increase (decrease) in net assets and shares resulting from share transactions	(87,474,283)	(23,668,338)
Total increase (decrease) in net assets	(87,483,533)	(23,642,481)
Net Assets
Beginning of period	852,435,117	876,077,598
End of period	$ 764,951,584	$ 852,435,117

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2002	Years ended September 30,
	(Unaudited)	2001	2000 D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.012	.054	.013
Distributions from net investment income	(.012)	(.054)	(.013)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000
Total ReturnB, C	1.24%	5.51%	1.25%
Ratios to Average Net Assets E
Expenses before expense reductions	.0100%A	.0095%	.0133% A
Expenses net of voluntary waivers, if any	.0100%A	.0095%	.0133% A
Expenses net of all reductions	.0100%A	.0094%	.0133% A
Net investment income	2.50%A	5.40%	6.79%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 764,952	$ 852,435	$ 876,078

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period July 24, 2000 (commencement of operations) to September 30, 2000.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2002 (Unaudited)

1. Significant Accounting Policies.

Fidelity® Money Market Central Fund (the fund) is a fund of Fidelity Garrison Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund are only offered to other investment companies and accounts (the investing funds) managed by Fidelity Management & Research Company (FMR), or its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes, if any, under the caption "Income Tax Information."

Investment Income. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Dividends are declared daily and paid monthly from net investment income.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FIMM, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is "marked to market" daily and equivalent deliverable securities are held for the transaction. The values of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Fees and Other Transactions with Affiliates.

Management Fee. FIMM provides the fund with investment management related services. The fund does not pay any fees for these services.

Semiannual Report

3. Fees and Other Transactions with Affiliates - continued

Money Market Insurance. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other money market funds advised by FMR or its affiliates, has entered into insurance agreements with FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company. FIDFUNDS provides limited coverage for certain loss events including issuer default as to payment of principal or interest and bankruptcy or insolvency of a credit enhancement provider. The insurance does not cover losses resulting from changes in interest rates, ratings downgrades or other market conditions. The fund may be subject to a special assessment of up to approximately 2.5 times the fund's annual gross premium if covered losses exceed certain levels. The fund pays premiums to FIDFUNDS on a calendar year basis, which are amortized over one year. Effective January 1, 2002, the Money Market Insurance program was suspended for the calendar year. FIDFUNDS will not receive premiums and money market insurance will not be provided during this period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Other Information.

At the end of the period, all of the outstanding shares of the fund were held by mutual funds managed by FMR or an FMR affiliate.

Semiannual Report

Fidelity® Ultra-Short
Central Fund

Semiannual Report

March 31, 2002

USC-SANN-0502
1.771938.100

Investments March 31, 2002 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 17.3%
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - 2.0%
Media - 1.6%
Belo Corp. 6.875% 6/1/02	Baa3	$ 5,000,000	$ 5,002,000
News America Holdings, Inc. 8.5% 2/15/05	Baa3	5,000,000	5,370,900
TCI Communications, Inc. 8.25% 1/15/03	Baa2	5,000,000	5,133,200
Viacom, Inc. 7.75% 6/1/05	A3	5,000,000	5,281,450
			20,787,550
Multiline Retail - 0.4%
Federated Department Stores, Inc. 8.5% 6/15/03	Baa1	4,630,000	4,833,211
TOTAL CONSUMER DISCRETIONARY			25,620,761
CONSUMER STAPLES - 0.1%
Tobacco - 0.1%
Philip Morris Companies, Inc. 7.625% 5/15/02	A2	1,000,000	1,005,830
ENERGY - 1.0%
Oil & Gas - 1.0%
Conoco, Inc. 2.6769% 4/15/03 (c)	Baa1	8,000,000	8,032,880
Norcen Energy Resources Ltd. yankee 6.8% 7/2/02	Baa1	2,750,000	2,774,668
The Coastal Corp.:
2.46% 7/21/03 (c)	Baa2	1,500,000	1,479,701
8.125% 9/15/02	Baa2	1,110,000	1,127,616
			13,414,865
FINANCIALS - 9.2%
Banks - 2.0%
Bank of America Corp. 2.05% 10/22/04 (c)	Aa2	5,000,000	5,013,450
Bank One Corp. 2.1838% 2/20/04 (c)	Aa3	1,000,000	1,002,320
Capital One Bank 6.76% 7/23/02	Baa2	4,500,000	4,520,700
KeyCorp. 2.04% 7/24/03 (c)	A2	5,000,000	5,008,875
PNC Funding Corp. 2.245% 10/29/04 (c)	A2	4,000,000	3,991,880
Washington Mutual Bank:
2.21% 5/14/04 (c)	A2	2,000,000	1,999,520
2.21% 5/17/04 (c)	A2	4,000,000	3,995,600
			25,532,345
Diversified Financials - 6.6%
American Gen. Finance Corp. 2.2925% 8/13/04 (c)	A1	5,000,000	5,011,500
Citigroup, Inc. 1.8138% 7/17/03 (c)	Aa1	1,000,000	1,000,120
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
FINANCIALS - continued
Diversified Financials - continued
Countrywide Funding Corp. 8.25% 7/15/02	Baa1	$ 2,955,000	$ 2,983,870
Countrywide Home Loans, Inc. 2.3025% 5/22/03 (c)	A3	5,000,000	5,008,000
Credit Suisse First Boston (USA), Inc. 0% 9/7/04 (c)	Aa3	4,000,000	4,007,300
Daimler-Chrysler NA Holding Corp. 2.38% 8/2/04 (c)	A3	8,000,000	7,871,680
Ford Motor Credit Co. 3.675% 10/25/04 (c)	A3	10,000,000	9,992,200
General Motors Acceptance Corp.:
2.21% 8/4/03 (c)	A2	7,000,000	6,872,110
2.27% 7/30/04 (c)	A2	3,000,000	2,938,530
2.49% 1/20/04 (c)	A2	2,000,000	1,981,020
Merrill Lynch & Co., Inc.:
2.14% 8/1/03 (c)	Aaa	1,000,000	1,001,330
2.1688% 6/24/03 (c)	Aa3	785,000	784,898
Morgan Stanley Dean Witter Discover & Co. 2.02% 4/22/04 (c)	Aa3	5,000,000	5,004,500
Popular North America, Inc. 3.4769% 10/15/03 (c)	A3	5,000,000	5,024,500
Prime Property Funding II 6.8% 8/15/02 (b)	A2	14,360,000	14,520,401
Salomon Smith Barney Holdings, Inc. 2.21% 5/4/04 (c)	Aa1	1,000,000	1,001,700
Sprint Capital Corp.:
5.7% 11/15/03	Baa2	8,000,000	7,691,680
7.625% 6/10/02	Baa2	3,025,000	3,017,680
			85,713,019
Real Estate - 0.6%
EOP Operating LP:
6.5% 1/15/04	Baa1	2,800,000	2,870,896
7.375% 11/15/03	Baa1	3,700,000	3,844,522
Liberty Property LP 6.6% 6/5/02	Baa2	1,500,000	1,509,435
			8,224,853
TOTAL FINANCIALS			119,470,217
INDUSTRIALS - 1.3%
Machinery - 0.4%
Tyco International Group SA 6.875% 9/5/02	Baa1	5,000,000	4,982,650
Road & Rail - 0.9%
CSX Corp. 2.6188% 6/24/02 (c)	Baa2	2,500,000	2,495,125
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
INDUSTRIALS - continued
Road & Rail - continued
Norfolk Southern Corp.:
2.4456% 7/7/03 (c)	Baa1	$ 3,950,000	$ 3,944,043
6.95% 5/1/02	Baa1	4,100,000	4,111,808
Union Pacific Corp. 0% 7/1/02 (c)	Baa3	1,000,000	1,000,331
			11,551,307
TOTAL INDUSTRIALS			16,533,957
INFORMATION TECHNOLOGY - 0.3%
Computers & Peripherals - 0.3%
Compaq Computer Corp. 7.45% 8/1/02	Baa2	3,900,000	3,935,568
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 2.1%
AT&T Corp.:
3.0338% 8/6/02 (c)	A3	3,000,000	2,999,682
6.5% 9/15/02	A3	5,000,000	5,052,550
British Telecommunications PLC 3.295% 12/15/03 (c)	Baa1	10,000,000	10,119,000
Telecomunicaciones de Puerto Rico, Inc. 6.15% 5/15/02	Baa1	5,000,000	5,014,050
U.S. West Communications 7.2% 11/1/04	Baa2	4,500,000	4,199,895
			27,385,177
UTILITIES - 1.3%
Electric Utilities - 0.6%
Dominion Resources, Inc. 6% 1/31/03	Baa1	5,000,000	5,078,250
Illinois Power Co. 6.25% 7/15/02	Baa2	3,250,000	3,249,675
			8,327,925
Multi-Utilities - 0.7%
Williams Companies, Inc. 2.745% 7/31/02 (b)(c)	Baa2	9,000,000	8,910,000
TOTAL UTILITIES			17,237,925
TOTAL NONCONVERTIBLE BONDS (Cost $225,842,627)			224,604,300
U.S. Government Agency Obligations - 1.1%
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Fannie Mae:
0% 6/5/02 (d)	-	$ 3,000,000	$ 2,990,250
4.75% 5/22/03	Aaa	11,500,000	11,542,366
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $14,502,266)			14,532,616
Asset-Backed Securities - 41.3%

American Express Credit Account Master Trust:
2.15% 1/17/06 (c)	A1	10,000,000	9,997,025
2.24% 12/15/06 (c)	A1	10,000,000	10,032,924
6.55% 4/15/05	A1	9,700,000	9,875,130
Americredit Automobile Receivables Trust:
5.88% 12/5/05	Aaa	2,106,779	2,144,242
5.96% 3/12/06	Aaa	5,663,312	5,762,420
6.12% 1/12/05	Aaa	1,466,647	1,467,820
6.84% 10/15/03	Aaa	10,191	10,281
6.97% 1/12/04	Aaa	112,903	113,114
7.15% 8/12/04	Aaa	6,533,456	6,674,334
ANRC Auto Owner Trust:
6.75% 12/15/03	Aaa	3,424,042	3,443,356
7.06% 5/17/04	Aaa	1,680,642	1,700,074
Arcadia Automobile Receivables Trust 6.51% 9/15/04	Aaa	10,332,602	10,557,091
BA Master Credit Card Trust 2.1375% 7/15/04 (c)	A1	12,000,000	12,003,892
Capital One Master Trust:
0% 7/16/07 (c)	A2	3,000,000	3,005,421
2.2175% 4/16/07 (c)	A2	5,500,000	5,493,125
2.275% 8/15/06 (c)	A2	7,500,000	7,497,071
Carco Auto Loan Master Trust 6.43% 11/15/04	Aaa	6,025,000	6,157,801
Chase Credit Card Master Trust:
2.19% 10/15/06 (c)	A2	10,000,000	10,006,898
2.41% 9/15/04 (c)	A2	9,066,000	9,072,065
Chase Manhattan Auto Owner Trust 5.85% 5/15/03	Aaa	2,348,518	2,352,783
DaimlerChrysler Auto Trust:
6.21% 12/8/03	Aaa	3,413,632	3,461,636
6.66% 1/8/05	Aaa	5,000,000	5,147,536
Discover Card Master Trust I:
2.19% 9/16/05 (c)	A2	10,000,000	10,001,649
2.2175% 9/18/07 (c)	A2	10,000,000	10,049,468
2.24% 4/15/06 (c)	A2	5,000,000	5,010,467
Asset-Backed Securities - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Discover Card Master Trust I: - continued
2.3% 7/15/07 (c)	A2	$ 17,632,000	$ 17,673,326
5.65% 11/16/04	Aaa	1,000,000	1,004,264
5.85% 11/16/04	A2	2,000,000	2,013,943
6.1% 10/15/04	A2	10,000,000	10,051,526
EQCC Asset Backed Corp. 2.2% 10/25/31 (c)	Aaa	15,000,000	15,000,000
First Security Auto Owner Trust 5.74% 6/15/04	Aaa	4,098,713	4,145,184
First USA Credit Card Master Trust:
2.1% 1/18/06 (c)	A1	10,000,000	10,004,089
2.15% 5/17/07 (c)	A1	15,000,000	15,038,621
2.16% 10/17/06 (c)	A1	15,000,000	15,035,375
2.19% 7/10/06 (c)	A1	2,750,000	2,752,435
2.22% 9/10/06 (c)	A1	20,400,000	20,452,720
Ford Credit Auto Owner Trust:
6.16% 8/15/03	Aaa	6,850,000	6,900,039
6.42% 10/15/03	Aaa	8,650,000	8,814,553
6.62% 7/15/04	Aaa	12,000,000	12,376,901
7.03% 11/15/03	Aaa	500,000	503,125
7.07% 4/15/04	Aaa	7,500,000	7,675,781
Harley-Davidson Motorcycle Trust 3.77% 4/17/06	Aaa	7,105,146	7,130,680
Honda Auto Receivables Owner Trust 5.35% 10/15/04	Aaa	648,312	650,915
Household Home Equity Loan Trust:
2.12% 12/22/31 (c)	Aaa	10,000,000	10,000,000
2.57% 12/22/31 (c)	Aa2	10,000,000	10,000,000
Household Private Label Credit Card Master Trust I:
2.2975% 6/16/08 (c)	A1	12,000,000	11,985,972
2.45% 1/18/11 (c)	A1	10,000,000	10,000,000
Key Auto Finance Trust 5.83% 1/15/07	Aaa	12,765,239	13,022,539
Massachusetts RRB Special Purpose Trust 6.45% 9/15/05	Aaa	2,274,297	2,339,061
MBNA Credit Card Master Note Trust 1.9775% 2/15/07 (c)	Aaa	13,000,000	13,018,789
MBNA Master Credit Card Trust II:
2.07% 10/15/05 (c)	Aaa	200,000	200,240
2.15% 11/15/05 (c)	A2	2,000,000	2,000,868
2.21% 1/15/07 (c)	A2	7,000,000	7,019,048
2.25% 3/15/06 (c)	A2	5,000,000	5,012,699
2.26% 2/15/06 (c)	A2	10,000,000	10,014,100
2.27% 7/17/06 (c)	A2	10,750,000	10,773,302
6.6% 11/15/04	Aaa	4,000,000	4,038,655
Asset-Backed Securities - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Navistar Financial Owner Trust:
5.94% 11/15/04	Aaa	$ 117,412	$ 117,560
5.95% 4/15/03	Aaa	233,886	234,538
7.2% 5/17/04	Aaa	5,514,425	5,579,478
Newcourt Equipment Trust Securities 5.45% 10/15/03	Aaa	11,779,019	11,891,411
Onyx Acceptance Owner Trust:
5.85% 7/15/03	Aaa	97,417	97,905
7.16% 9/15/04	Aaa	277,138	283,554
Orix Credit Alliance Receivables Trust 7.05% 7/15/04	Aaa	1,150,018	1,178,050
Peco Energy Transition Trust:
5.63% 3/1/05	Aaa	5,823,648	5,938,198
7.3% 9/1/04	Aaa	369,258	376,830
PP&L Transition Bonds LLC 6.6% 3/25/05	Aaa	7,049,944	7,205,765
Premier Auto Trust 5.59% 2/9/04	Aaa	4,333,359	4,397,040
Prime Credit Card Master Trust:
6.75% 11/15/05	Aaa	11,480,000	11,675,667
6.9% 11/15/05	A2	16,000,000	16,272,496
Sears Credit Account Master Trust II:
2.1375% 6/16/08 (c)	A1	4,000,000	3,978,750
2.22% 2/17/09 (c)	A1	10,000,000	9,990,625
6.2% 7/16/07	Aaa	666,667	682,369
6.35% 2/16/07	Aaa	3,327,500	3,387,101
Target Credit Card Master Trust 0% 7/25/08 (c)	Aaa	10,000,000	9,987,500
Toyota Auto Owners Trust 7.18% 8/15/04	Aaa	6,194,005	6,345,007
Toyota Auto Receivables Owner Trust:
6.3% 8/16/04	A2	945,810	953,275
6.76% 8/15/04	Aaa	10,000,000	10,248,438
USAA Auto Owner Trust 4.24% 1/15/04	Aaa	1,167,845	1,173,730
WFS Financial Owner Trust:
5.7% 11/20/03	Aaa	2,555,718	2,580,477
7.75% 11/20/04	Aaa	5,242,371	5,369,641
TOTAL ASSET-BACKED SECURITIES (Cost $538,139,337)			537,631,778
Collateralized Mortgage Obligations - 18.5%
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Private Sponsor - 1.0%
CS First Boston Mortgage Securities Corp. Series 2001-AR7, 6.55% 2/25/41 (c)	Aaa	$ 10,000,000	$ 10,162,500
Residential Funding Mortgage Securities I, Inc.:
Series 1996-S6 Class A9, 7% 3/25/26	AAA	2,698,821	2,673,749
Series 2001-S2 Class A3, 7% 1/25/31	AAA	38,757	39,708
TOTAL PRIVATE SPONSOR			12,875,957
U.S. Government Agency - 17.5%
Fannie Mae:
floater:
Series 2000-40 Class FA, 2.4% 7/25/30 (c)	Aaa	10,000,000	10,041,600
Series 2001-34 Class FR, 2.3% 8/18/31 (c)	Aaa	12,158,168	12,156,268
Series 2001-44 Class FB, 2.2% 9/25/31 (c)	Aaa	11,789,977	11,753,133
Series 2001-46 Class F, 2.3% 9/18/31 (c)	Aaa	11,318,378	11,316,610
floater REMIC planned amortization class Series 1992-161 Class F, 4.93% 11/25/21 (c)	Aaa	5,080,779	5,157,330
REMIC planned amortization class:
Series 1992-126 Class PL, 8% 9/25/21	Aaa	449,128	452,492
Series 1992-22 Class HB, 7% 6/25/06	Aaa	799,949	807,223
Series 1993-174 Class KB, 6% 5/25/08	Aaa	777,012	788,420
Series 1997-68 Class PA, 6.5% 7/18/21	Aaa	923,939	941,886
Series 1999-26 Class KM, 6% 9/25/11	Aaa	4,044,000	4,070,902
sequential pay:
Series 1997-74 Class G, 6.5% 7/18/24	Aaa	12,876,155	13,261,055
Series 1999-58 Class AC, 7% 2/18/27	Aaa	682,661	686,937
Series 2000-41 Class MA 7.35% 4/25/29	Aaa	4,549,591	4,632,948
Series 2000-52 Class AL, 7.5% 6/25/27	Aaa	304,117	304,020
Series 2001-17 Class AB, 6.5% 11/25/25	Aaa	8,727,335	8,859,354
6% 11/25/02	Aaa	1,300,445	1,311,052
Freddie Mac:
floater:
Series 1459 Class FA, 4.4% 8/15/20 (c)	Aaa	260,145	260,639
Series 2338 Class FJ, 2.1% 7/15/31 (c)	Aaa	21,177,124	21,170,506
REMIC planned amortization class:
Series 1698 Class PG, 6% 3/15/08	Aaa	749,362	764,447
Series 1948 Class PK, 7.15% 11/15/25	Aaa	5,957,912	6,135,087
Series 2061 Class PH, 6% 5/15/16	Aaa	7,132,869	7,245,028
Series 2073 Class PL, 6.25% 6/15/19	Aaa	4,519,784	4,641,034
Series 2125 Class OB, 6% 7/15/14	Aaa	4,115,044	4,170,249
Collateralized Mortgage Obligations - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
U.S. Government Agency - continued
Freddie Mac: - continued
Series 2217 Class PJ, 7.5% 8/15/25	Aaa	$ 5,085,334	$ 5,227,021
Series 2253 Class PE, 7.5% 9/15/24	Aaa	8,386,089	8,417,999
sequential pay:
Series 2005 Class A, 6.5% 10/15/24	Aaa	8,971,967	9,142,124
Series 2017-C, 6.5% 11/15/23	Aaa	15,009,823	15,349,945
Series 2201 Class A, 7% 9/15/27	Aaa	2,464,358	2,517,582
Series 2248 Class A, 7.5% 5/15/28	Aaa	2,933,296	3,019,524
Series 2258 Class AE, 7% 10/15/26	Aaa	2,725,921	2,745,000
Series 2158-PC Class 6, 6% 11/15/06	Aaa	1,690,442	1,708,947
Government National Mortgage Association:
floater:
Series 1996-10 Class G, 7% 12/16/08	Aaa	160,783	160,761
Series 2001-46 Class FB, 2.25% 5/16/23 (c)	Aaa	12,004,614	12,004,614
Series 2001-50 Class FV, 2.1% 9/16/27 (c)	Aaa	35,037,071	34,993,268
sequential pay:
Series 2000-25 Class C, 7.5% 8/20/27	Aaa	381,350	382,821
Series 2000-34 Class D, 7% 7/20/23	Aaa	926,034	935,527
Series 2000-37 Class A, 7.15% 6/20/30	Aaa	64,914	66,467
TOTAL U.S. GOVERNMENT AGENCY			227,599,820
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $240,501,389)			240,475,777
Commercial Mortgage Securities - 6.9%

Calwest Industrial Trust floater Series 2002-CALW Class AFL, 2.23% 2/15/07 (b)(c)	Aaa	7,000,000	7,000,000
Chase Commercial Mortgage Securities Corp. floater Series 2000-FL1A:
Class B, 2.29% 12/12/13 (b)(c)	AA	4,572,882	4,569,310
Class C, 2.64% 12/12/13 (b)(c)	A	9,145,764	9,089,675
COMM floater:
Series 2000-FL2A Class JLP, 2.6074% 11/15/02 (b)(c)	Baa3	1,880,000	1,855,913
Series 2000-FL3A:
Class C, 2.6075% 11/15/12 (b)(c)	Aaa	1,000,000	990,938
Class KQA, 3.2475% 11/15/12 (b)(c)	Baa1	1,557,000	1,549,702
Commercial Mortgage Securities - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
COMM floater: - continued
Series 2001-FL5A:
Class A2, 2.3975% 11/15/13 (b)(c)	Aaa	$ 8,000,000	$ 8,000,000
Class D, 3.0669% 11/15/13 (b)(c)	AA-	8,000,000	7,990,000
Class E, 3.0669% 11/15/13 (b)(c)	A+	5,000,000	4,975,000
CS First Boston Mortgage Securities Corp. floater Series 2001-TFLA Class G, 0% 12/15/11 (b)(c)	A-	3,720,000	3,516,564
Equitable Life Assurance Society of the United States floater Series 174 Class A2, 2.2075% 5/15/03 (b)(c)	-	500,000	498,125
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc. floater Series 2001-FL1A Class E, 4.8613% 2/1/11 (b)(c)	Baa3	500,000	478,125
GGP Mall Properties Trust floater Series 2001-C1A Class A1, 2.448% 12/15/11 (b)(c)	Aaa	4,984,397	4,984,397
GS Mortgage Trust II floater Series 2001-FL4 Class D, 2.7575% 12/15/05 (c)	A2	4,253,738	4,221,835
Lehman Brothers Floating Rate Commercial Mortgage Trust floater:
Series 2000-LLFA:
Class C, 2.22% 11/19/12 (b)(c)	AA	5,000,000	4,956,250
Class D, 2.3% 11/19/12 (b)(c)	AA-	5,000,000	4,950,000
Series 2001-LLFA Class E, 2.47% 7/14/04 (b)(c)	A1	2,000,000	2,000,000
Morgan Stanley Dean Witter Capital I Trust floater Series 2001-XLF:
Class D, 3.39% 10/7/13 (b)(c)	A2	4,199,113	4,158,106
Class G1, 4.75% 10/7/13 (b)(c)	Baa3	6,000,000	6,000,000
Class G11, 5.15% 10/7/13 (b)(c)	Baa3	2,200,000	2,178,000
Salomon Brothers Mortgage Securities VII, Inc. floater Series 2001-CDCA:
Class ESA, 3.2975% 2/15/13 (b)(c)	Baa1	2,619,000	2,610,829
Class FSA, 3.5% 2/15/13 (b)(c)	Baa2	3,303,000	3,292,695
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $89,890,257)			89,865,464
Commercial Paper - 4.2%
	Principal Amount	Value (Note 1)
AOL Time Warner, Inc. 2.25% 4/29/02	$ 15,000,000	$ 14,976,083
General Mills, Inc. 2.05% 4/10/02	10,000,000	9,994,925
Phillips Petroleum Co. 2.13% 5/1/02	10,000,000	9,982,916
Sears Roebuck Acceptance Corp.:
2.1% 4/24/02	10,000,000	9,986,902
2.15% 4/29/02	10,000,000	9,984,055
TOTAL COMMERCIAL PAPER (Cost $54,920,736)		54,924,881
Cash Equivalents - 11.9%
	Maturity Amount
Investments in repurchase agreements:
(U.S. Government Obligations), in a joint trading account at 1.93%, dated 3/28/02 due 4/1/02	$ 154,367,069	154,334,000
(U.S. Treasury Obligations), in a joint trading account at 1.78%, dated 3/29/02 due 4/1/02	580,086	580,000
TOTAL CASH EQUIVALENTS (Cost $154,914,000)		154,914,000
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $1,318,710,612)		1,316,948,816
NET OTHER ASSETS - (1.2)%		(15,882,296)
NET ASSETS - 100%		$ 1,301,066,520
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Sold
Eurodollar Contracts
13 Eurodollar 90 Day Index Contracts	June 2004	$ 3,058,413	$ 12,360
10 Eurodollar 90 Day Index Contracts	Sept. 2004	2,349,000	9,265
7 Eurodollar 90 Day Index Contracts	Dec. 2004	1,641,413	6,646
33 Eurodollar 90 Day Index Contracts	March 2003	7,877,513	25,940
34 Eurodollar 90 Day Index Contracts	June 2002	8,284,950	7,384
29 Eurodollar 90 Day Index Contracts	June 2003	6,887,863	24,001
34 Eurodollar 90 Day Index Contracts	Sept. 2002	8,222,475	22,559
34 Eurodollar 90 Day Index Contracts	Dec. 2002	8,167,225	23,584
24 Eurodollar 90 Day Index Contracts	Sept. 2003	5,679,900	20,331
15 Eurodollar 90 Day Index Contracts	Dec. 2003	3,540,750	12,623
13 Eurodollar 90 Day Index Contracts	March 2004	3,063,775	12,272
4 Eurodollar 90 Day Index Contracts	March 2005	937,400	5,276
TOTAL EURODOLLAR CONTRACTS		59,710,677	182,241
Legend
(a) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $109,074,030 or 8.4% of net assets.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $2,990,250.
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	70.3%	AAA, AA, A	73.0%
Baa	10.3%	BBB	9.3%
Ba	0.0%	BB	0.0%
B	0.0%	B	0.0%
Caa	0.0%	CCC	0.0%
Ca, C	0.0%	CC, C	0.0%
		D	0.0%
The percentage not rated by Moody's or S&P amounted to .04%.

Purchases and sales of securities, other than short-term securities, aggregated $1,142,774,751 and $664,235,484, respectively, of which long-term U.S. government and government agency obligations aggregated $381,832,628 and $447,054,443, respectively.

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which the loan was outstanding amounted to $8,958,000. The weighted average interest rate was 1.93%. Interest earned from the interfund lending program amounted to $481 and is included in interest income on the Statement of Operations. At period end there were no interfund loans outstanding.

Income Tax Information

At March 31, 2002, the aggregate cost of investment securities for income tax purposes was $1,318,548,530. Net unrealized depreciation aggregated $1,599,714, of which $1,648,532 related to appreciated investment securities and $3,248,246 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2002 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $154,914,000) (cost $1,318,710,612) - See accompanying schedule		$ 1,316,948,816
Receivable for investments sold		529,359
Interest receivable		4,651,535
Receivable for daily variation on futures contracts		37,738
Total assets		1,322,167,448
Liabilities
Payable to custodian bank	$ 627,191
Payable for investments purchased	17,106,959
Distributions payable	3,352,811
Other payables and accrued expenses	13,967
Total liabilities		21,100,928
Net Assets		$ 1,301,066,520
Net Assets consist of:
Paid in capital		$ 1,306,000,005
Distributions in excess of net investment income		(384,092)
Accumulated undistributed net realized gain (loss) on investments		(2,969,838)
Net unrealized appreciation (depreciation) on investments		(1,579,555)
Net Assets, for 130,718,969 shares outstanding		$ 1,301,066,520
Net Asset Value, offering price and redemption price per share ($1,301,066,520 ÷ 130,718,969 shares)		$ 9.95

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended March 31, 2002 (Unaudited)
Investment Income
Interest		$ 17,613,282
Expenses
Accounting fees and expenses	$ 237
Non-interested trustees' compensation	1,589
Custodian fees and expenses	8,223
Audit	7,484
Legal	2,436
Total expenses before reductions	19,969
Expense reductions	(6,586)	13,383
Net investment income (loss)		17,599,899
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(2,905,688)
Futures contracts	(4,122)
Total net realized gain (loss)		(2,909,810)
Change in net unrealized appreciation (depreciation) on: Investment securities	(2,215,431)
Futures contracts	182,241
Delayed delivery commitments	187,500
Total change in net unrealized appreciation (depreciation)		(1,845,690)
Net gain (loss)		(4,755,500)
Net increase (decrease) in net assets resulting from operations		$ 12,844,399

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended March 31, 2002 (Unaudited)	July 16, 2001 (commencement of operations) to September 30, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 17,599,899	$ 4,501,031
Net realized gain (loss)	(2,909,810)	(185,681)
Change in net unrealized appreciation (depreciation)	(1,845,690)	266,135
Net increase (decrease) in net assets resulting from operations	12,844,399	4,581,485
Distributions to shareholders from net investment income	(17,910,184)	(4,449,185)
Share transactions Net proceeds from sales of shares	506,999,995	799,010,010
Cost of shares redeemed	-	(10,000)
Net increase (decrease) in net assets resulting from share transactions	506,999,995	799,000,010
Total increase (decrease) in net assets	501,934,210	799,132,310
Net Assets
Beginning of period	799,132,310	-
End of period (including distributions in excess of net investment income of $384,092 and distributions in excess of net investment income of $73,807, respectively).	$ 1,301,066,520	$ 799,132,310
Other Information Shares
Sold	50,818,968	79,901,001
Redeemed	-	(1,000)
Net increase (decrease)	50,818,968	79,900,001

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2002	Year ended September 30,
	(Unaudited)	2001 D
Selected Per-Share Data
Net asset value, beginning of period	$ 10.000	$ 10.000
Income from Investment Operations
Net investment income (loss) C	.167	.090
Net realized and unrealized gain (loss)	(.045)	.000
Total from investment operations	.122	.090
Distributions from net investment income	(.172)	(.090)
Net asset value, end of period	$ 9.950	$ 10.000
Total Return B	1.23%	.90%
Ratios to Average Net Assets E
Expenses before expense reductions	.0038% A	.0189% A
Expenses net of voluntary waivers, if any	.0038% A	.0189% A
Expenses net of all reductions	.0026% A	.0189% A
Net investment income (loss)	3.36% A	4.73% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,301,067	$ 799,132
Portfolio turnover rate	182% A	282% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D For the period July 16, 2001 (commencement of operations) to September 30, 2001.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2002 (Unaudited)

1. Significant Accounting Policies.

Fidelity® Ultra-Short Central Fund (the fund) is a fund of Fidelity Garrison Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund are only offered to other investment companies and accounts (the investing funds) managed by Fidelity Management & Research Company (FMR), or its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Income Taxes. The fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes, if any, under the caption "Income Tax Information."

Investment Income. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for market discount and losses deferred due to excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Distributions to Shareholders - continued

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FIMM, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is "marked to market" daily and equivalent deliverable securities are held for the transaction. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Semiannual Report

2. Operating Policies - continued

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock and bond markets and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FIMM, an affiliate of FMR, provides the fund with investment management related services. The fund does not pay any fees for these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Expense Reductions.

Certain security trades were directed to brokers who paid $1,052 of the fund's expenses. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $4,921 and $613, respectively.

6. Other Information.

At the end of the period, all of the outstanding shares of the fund were held by mutual funds managed by FMR or an FMR affiliate.

Semiannual Report